Annual Total Returns[BarChart] - Invesco FTSE RAFI Developed Markets ex-US Small-Mid ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.08%)	14.47%	20.84%	(4.56%)	3.60%	6.37%	29.35%	(17.71%)	20.15%	10.08%